RELATED PARTY BALANCES AND TRANSACTIONS - SOS NY (Details) - SOS Information Technology New York Inc [Member] - USD ($)				6 Months Ended
	Jul. 28, 2022	Jul. 27, 2022	Jan. 24, 2022	Sep. 30, 2022
Related Party Transaction [Line Items]
Weighted average interest rate			2.00%
Outstanding balance of third party loan			$ 35,200,000
Term of loan (in years)			1 year
Interest expense				$ 127,244
Payment of principal amount		$ 27,513,849
Payment of accrued but unpaid interest		$ 358,751
Repayment of debt	$ 27,872,600